SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [ ]
                       Post-Effective Amendment No. 18                  [X]
                             (File No. 333-69777)
                                     and/or
     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [ ]
                              Amendment No. 37                          [X]
                            (File No. 811-4298)
                       (Check appropriate box or boxes.)

                            Exact Name of Registrant:
                     IDS Life Variable Life Separate Account

                               Name of Depositor:
                           IDS LIFE INSURANCE COMPANY

          Address of Depositor's Principal Executive Offices, Zip Code
               Depositor's Telephone Number, including Area Code:

                           70100 AXP Financial Center
                              Minneapolis, MN 55474
                                 (800) 862-7919

                     Name and Address of Agent for Service:

                            Mary Ellyn Minenko, Esq.
                           50607 AXP Financial Center
                              Minneapolis, MN 55474

Approximate Date of Proposed Public Offering _____N/A__________________

It is proposed that this filing will become effective (check appropriate box)

     [ ]   immediately upon filing pursuant to paragraph (b)
     [ ]   on (date) pursuant to paragraph (b)
     [ ]   60 days after filing pursuant to paragraph (a)(1)
     [X]   on August 30, 2005 pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The purpose of this Post-Effective Amendment No. 18 to this Registration Statement No. 333-69777 on Form N-6 is to supplement the prospectus for American Express(R) Variable Universal Life IV/American Express(R) Variable Universal Life IV-Estate Series.

The prospectus relating to the above-listed variable life insurance policies filed electronically as Post-Effective Amendment No. 16 to Registration Statement No. 333-69777 filed on or about April 28, 2005 and declared effective on April 29, 2005 is incorporated by reference into Part A of Post-Effective Amendment No. 14 to this Registration Statement.

The combined Statement of Additional Information relating to the above-listed variable life insurance policies filed electronically as Post-Effective Amendment No. 16 to Registration Statement No. 333-69777 filed on or about April 28, 2005 and declared effective April 29, 2005 is incorporated by reference into Part B of Post-Effective Amendment No. 18 to this Registration Statement.

                      Prospectus Supplement dated Aug. 30, 2005*

Product Name                                                                         Form #             Date
RiverSource(SM) Variable Universal Life IV/
RiverSource(SM) Variable Universal Life IV - Estate Series                       S-6418 E (4/05)    April 29, 2005

The information in this supplement is applicable to policies purchased on or after Aug. 30, 2005 in the following states: [Insert applicable states].

CHANGE TO NO LAPSE GUARANTEE TO AGE 100 (NLG-100) WHEN OTHER INSURED RIDER (OIR) IS ATTACHED

The following revision applies to the "Other Insured Rider (OIR)" information under the "Optional Insurance Benefits" section on page 4 of the prospectus and the "No Lapse Guarantee to Age 100 (NLG-100)" information under "Policy Benefits", "Keeping the Policy in Force" and "Key Terms" sections of the prospectus on pages 5, 33 and 55 respectively:

The NLG-100 is not available from the time an OIR is attached to your policy.

CHANGE TO FIXED ACCOUNT INTEREST RATE

"The Fixed Account" information under the "Policy Benefits" section on page 6 of the prospectus is replaced with the following:

The Fixed Account earns interest rates that we adjust periodically. This rate will never be lower than 3%.

The second paragraph under "The Fixed Account" section on page 30 of the prospectus is replaced with the following:

"Placing policy value in the fixed account does not entitle you to share in the fixed account's investment experience, nor does it expose you to the account's investment risk. Instead, we guarantee that the policy value you place in the fixed account will accrue interest at an effective annual rate of at least the guaranteed interest rate of 3%, independent of the actual investment experience of the account. Keep in mind that this guarantee is based on our continued claims-paying ability. We are not obligated to credit interest at any rate higher than the guaranteed interest rate, although we may do so at our sole discretion. Rates higher than the guaranteed interest rate may change from time to time, at our discretion, and will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these policies, the rates currently in effect for new and existing policies, product design, competition and our revenues and expenses. We will not credit interest in excess of the guaranteed interest rate on any portion of the policy value in the fixed account against which you have a policy loan outstanding."

--------------------------------------------------------------------------------
S-6418-6 A  (08/05)

*VALID UNTIL MAY 1, 2006.

CHANGE TO RISK CLASSIFICATIONS

The following revisions apply to the "Transaction Fees" and "Charges Other Than Fund Operating Expenses" information under the "Fee Tables" section on pages 9-13 of the prospectus and the "Surrender Charge" information under the "Loads, Fees and Charges" section on page 19 of the prospectus:

The "Smoker" risk classification is changed to the "Standard Tobacco" risk classification.

The "Preferred Nonsmoker" risk classification is changed to the "Preferred Nontobacco" risk classification.

CHANGE TO INTEREST RATES ON LOANS

"Interest Rate on Loans" under the "Charges Other Than Fund Operating Expenses" section of "Fee Tables" on page 10 of the prospectus is replaced with the following:



                                                     -----------------------------------------------------------------
                                                                             AMOUNT DEDUCTED
                                                     ------------------------------- ---------------------------------
CHARGE                     WHEN CHARGE IS DEDUCTED   VUL IV                          VUL IV ES
-------------------------- ------------------------- ------------------------------- ---------------------------------
Interest Rate on Loans     Charged daily and due     Guaranteed:                     Guaranteed:
                           at the end of the
                           policy year.                o  5% per year.                 o  5% per year.

                                                     Current:                        Current:

                                                       o  5%  for policy years 1-10;   o  5%  for policy years 1-10;

                                                       o  3% for policy years 11+;     o  3% for policy years 11+;
-------------------------- ------------------------- ------------------------------- ---------------------------------

ADDITIONAL FUNDS

"Minimum and maximum total operating expenses for the funds" under the "Annual Operating Expenses of the Funds" section of "Fee Tables" on page 14 of the prospectus is replaced with the following:

Minimum and maximum total annual operating expenses for the funds

(Including management fee, distribution and/or service (12b-1) fees and other expenses)

                                                                                       Minimum                       Maximum
Total expenses before fee waivers and/or expense reimbursements                         .57%                         2.85%

The following additions apply to the "Total annual operating expenses for each fund" under the "Annual Operating Expenses of the Funds: section of "Fee Tables" on pages 14-16 of the prospectus:

Total annual operating expenses for each fund

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                                                   Gross total
                                                                        Management       12b-1          Other        annual
                                                                           fees          fees         expenses      expenses
AXP(R) Variable Portfolio - Core Bond Fund                                  .63           .13            .37         1.13(24)
AXP(R) Variable Portfolio - Income Opportunities Fund                       .64           .13            .78         1.55(24)
AXP(R) Variable Portfolio - Inflation Protected Securities Fund             .49           .13            .16          .78(25)
AXP(R) Variable Portfolio - Large Cap Value Fund                            .63           .13           2.09         2.85(24)
AXP(R) Variable Portfolio - Mid Cap Value Fund                              .73           .13            .52         1.38(25)
AXP(R) Variable Portfolio - Partners Select Value Fund                      .81           .13           1.03         1.97(24)
Columbia High Yield Fund, Variable Series, Class B                          .60           .25            .16         1.01(26)
Oppenheimer Global Securities Fund/VA, Service Shares                       .63           .25            .03          .91(27)
Oppenheimer Main Street Small Cap Fund/VA, Service Shares                   .75           .25            .06         1.06(27)
Oppenheimer Strategic Bond Fund/VA, Service Shares                          .71           .25            .03          .99(27)

(24) The Fund's expense figures are based on actual expenses, before fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2004. Through Aug. 31, 2005, American Express Financial Corporation has agreed to waive certain fees and reimburse expenses to the extent that total expenses exceed 0.95% for AXP(R) Variable Portfolio - Core Bond Fund, 0.99% for AXP(R) Variable Portfolio - Income Opportunities Fund, 1.05% for AXP(R) Variable Portfolio - Large Cap Value Fund and 1.15% for AXP(R) Variable Portfolio - Partners Select Value Fund average daily net assets.

(25) The Fund's expense figures are based on estimated expenses, before fee waivers and expense reimbursements. Through Aug. 31, 2005, American Express Financial Corporation has agreed to waive certain fees and reimburse expenses to the extent that total expenses exceed 0.75% for AXP(R) Variable Portfolio - Inflation Protected Securities Fund and 1.08% for AXP(R) Variable Portfolio - Mid Cap Value Fund average daily net assets.

(26) The Fund's advisor has voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.60%. If this waiver were reflected in the table, other expenses for Class B shares would be 0.00% and total annual fund operating expenses for Class B shares would be 0.66%. In addition, the Fund's distributor has voluntarily agreed to waive 0.19% of the 12b-1 fees. If this waiver were reflected in the table, the 12b-1 fees for Class B shares would be 0.06%. These arrangements may be modified or terminated by the distributor at any time.

(27) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2004.

--------------------------------------------------------------------------------

The following additions apply to the table under "The Variable Account and the Funds" on pages 21-29 of the prospectus:

-------------------------------------- ---------------------------------------------------- -----------------------------------
Fund                                   Investment Objectives and Policies                   Investment Adviser
-------------------------------------- ---------------------------------------------------- -----------------------------------
AXP(R) Variable Portfolio - Core       High total return through current income and         AEFC
Bond Fund                              capital appreciation. Under normal market
                                       conditions, the Fund invests at least 80% of its
                                       net assets in bonds and other debt securities.
                                       Although the Fund is not an index fund, it invests
                                       primarily in securities like those included in the
                                       Lehman Brothers Aggregate Bond Index, which are
                                       investment grade and denominated in U.S. dollars.
                                       The Index includes securities issued by the U.S.
                                       government, corporate bonds, and mortgage- and
                                       asset-backed securities. The Fund will not invest
                                       in securities rated below investment grade,
                                       although it may hold securities that have been
                                       downgraded.
-------------------------------------- ---------------------------------------------------- -----------------------------------
AXP(R) Variable Portfolio - Income     High total return through current income and         AEFC
Opportunities Fund                     capital appreciation. Under normal market
                                       conditions, invests primarily in income-producing
                                       debt securities with an emphasis on the higher
                                       rated segment of the high-yield (junk bond) market.
-------------------------------------- ---------------------------------------------------- -----------------------------------
AXP(R) Variable Portfolio -            Total return that exceeds the rate of inflation      AEFC
Inflation Protected Securities Fund    over the long-term. Non-diversified mutual fund
                                       that, under normal market conditions, invests at
                                       least 80% of its net assets in inflation-protected
                                       debt securities.
-------------------------------------- ---------------------------------------------------- -----------------------------------
AXP(R) Variable Portfolio - Large      Long-term growth of capital. Under normal market     AEFC
Cap Value Fund                         conditions, the Fund invests at least 80% of its
                                       net assets in equity securities of companies with
                                       a market capitalization greater than $5 billion at
                                       the time of purchase.
-------------------------------------- ---------------------------------------------------- -----------------------------------
AXP(R) Variable Portfolio - Mid Cap    Long-term growth of capital. Under normal            AEFC
Value Fund                             circumstances, the Fund invests at least 80% of
                                       its net assets (including the amount of any
                                       borrowings for investment purposes) in equity
                                       securities of medium-sized companies.
-------------------------------------- ---------------------------------------------------- -----------------------------------
AXP(R) Variable Portfolio - Partners   Long-term growth of capital. Invests primarily in    AEFC, adviser; GAMCO Investors,
Select Value Fund                      common stocks, preferred stocks and securities       Inc., subadviser.
                                       convertible into common stocks that are listed on
                                       a nationally recognized securities exchange or
                                       traded on the NASDAQ National Market System of the
                                       National Association of Securities Dealers. The
                                       Fund invests in mid-cap companies as well as
                                       companies with larger and smaller market
                                       capitalizations.
-------------------------------------- ---------------------------------------------------- -----------------------------------
Columbia High Yield Fund, Variable     High level of current income with capital            Columbia Management Advisors, Inc.
Series, Class B                        appreciation as a secondary objective when
                                       consistent with the goal of high current income.
                                       The Fund normally invests at least 80% of its net
                                       assets (plus any borrowings for investment
                                       purposes) in high yielding corporate debt
                                       securities, such as bonds, debentures and notes
                                       that are rated below investment which the Fund's
                                       investment advisor has determined to be of
                                       comparable quality. No more than 10% of the Fund's
                                       total assets will normally be invested in
                                       securities rated CCC or lower by S&P or Caa or
                                       lower by Moody's
-------------------------------------- ---------------------------------------------------- -----------------------------------


--------------------------------------------------------------------------------

-------------------------------------- ---------------------------------------------------- -----------------------------------
Fund                                   Investment Objectives and Policies                   Investment Adviser
-------------------------------------- ---------------------------------------------------- -----------------------------------
Oppenheimer Global Securities          Long-term capital appreciation. Invests mainly in    OppenheimerFunds, Inc.
Fund/VA, Service Shares                common stocks of U.S. and foreign issuers that are
                                       "growth-type" companies, cyclical industries and
                                       special situations that are considered to have
                                       appreciation possibilities.
-------------------------------------- ---------------------------------------------------- -----------------------------------
Oppenheimer Main Street Small Cap      Seeks capital appreciation. Invests mainly in        OppenheimerFunds, Inc.
Fund/VA, Service Shares                common stocks of small-capitalization U.S.
                                       companies that the fund's investment manager
                                       believes have favorable business trends or
                                       prospects.
-------------------------------------- ---------------------------------------------------- -----------------------------------
Oppenheimer Strategic Bond Fund/VA,    High level of current income principally derived     OppenheimerFunds, Inc.
Service Shares                         from interest on debt securities. Invests mainly
                                       in three market sectors: debt securities of
                                       foreign governments and companies, U.S. government
                                       securities and lower-rated high yield securities
                                       of U.S. and foreign companies.
-------------------------------------- ---------------------------------------------------- -----------------------------------


CHANGE TO "EFFECT OF POLICY LOANS"

The "Effect of Policy Loans" section under "Policy Loans" on page 41 of the prospectus is replaced with the following:

A policy loan, whether or not repaid, affects cash value over time because the loan amount is subtracted from the subaccounts and/or fixed account as collateral. The loan collateral does not participate in the investment performance of the subaccounts. The loan collateral earns interest in the fixed account at the guaranteed interest rate. A loan reduces the policy surrender value. If the loan causes the cash surrender value to drop to zero, the policy will lapse. The death benefit is reduced by loan indebtedness. A loan may also cause any of the NLG options or the minimum initial premium guarantee to terminate.

CHANGE TO "OPTION A - INTEREST PAYMENTS"

"Option A - Interest Payments" under the "Payment Options" section of "Payment of Policy Proceeds" on page 43 of the prospectus is replaced with the following:

Option A - Interest Payments: We will pay interest on any proceeds placed under this option at a rate of 3% per year compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of at least $100. At any time, you may withdraw all of the proceeds that remain or you may place them under a different payment option approved by us.

CHANGE TO SALES REPRESENTATIVE COMMISSIONS

The first paragraph under the "Distribution of the Policy" section on page 48 of the prospectus is replaced with the following:

We are the sole distributor of the policy. We pay our sales representative commissions of up to 95% of the initial target premium (annualized) for VUL IV and VUL IV - ES when the policy is sold, plus up to 2.75% of all premiums in excess of the target premium. We determine the target premium, which varies by age, gender and risk classification of the insured at the time of issue as well as by the specified amount of the policy. Each year we pay our sales representative a service fee of .125% or less of the policy value, less indebtedness. We pay additional commissions to our representatives if an increase in coverage occurs.

--------------------------------------------------------------------------------

NEW POLICY ILLUSTRATIONS

The "Policy Illustrations" section on pages 50-54 of the prospectus is replaced with the following:

Policy Illustrations

The following tables illustrate how policy values, cash surrender values and death benefits can change over time based on specific assumptions about investment returns, expenses, risk classification of the insured, death benefit, premiums, loans and partial surrenders. A change in any of the assumptions will change the illustrated results.

You may obtain illustrations like those shown below based on the particular characteristics of the person you want to insure by contacting us at the address or phone number on the first page of the prospectus. If you purchase a policy, we will provide you with a projection of future death benefits and policy values upon written request. This projection will be based on assumptions to which we agree as to specified amount, death benefit option and future premium payments.

UNDERSTANDING THE ILLUSTRATIONS

Rates of return: The illustrations uniformly assume gross rates of return 0%, 6% or 12% for each policy year. These gross rates of return do not reflect the deduction of charges and expenses of the funds.

Expenses: The policy values illustrated reflect the deduction of the following expenses:

o  Premium expense charges;

o  Cost of insurance charges;

o  Policy fees;

o  Mortality and expense risk charges; and

o  Annual operating expenses of the funds.

We show the impact of the cost of insurance charges, policy fees and the mortality and expense risk charges under two different scenarios:

o  Current charges in all years illustrated; and

o  Guaranteed charges in all years illustrated.

All charges reflected in the illustrated policy values below are described in detail in the sections entitled "Fee Tables" and "Loads, Fees and Charges." These sections describe where these charges differ between VUL IV and VUL IV - ES. These differences are reflected in the illustrated policy values. These sections also describe when the various charges are deducted. The illustrated policy values reflect the timing of these deductions, however, they do not reflect charges for optional insurance benefits. Adding optional insurance benefits which have charges, (See, "Fee Tables") would result in additional charges, which would reduce the illustrated policy values.

We show the impact of the annual operating expenses of the funds by using the arithmetic average of annual operating expenses (including management fees, 12b-1 fees and other expenses) of all funds listed in the Fee Tables. The arithmetic average of all fund operating expenses used in the following illustrations is 1.10% of average daily net assets. Actual policy values would reflect the annual operating expenses of each fund in which policy values were invested and therefore may be higher or lower than those illustrated using the arithmetic average of all fund expenses.

Risk classification of the insured: The illustrations for VUL-IV assume the insured is a male, age 35, in our preferred nontobacco risk classification. The illustrations for VUL-IV ES assume the insured is a male, age 40, in our preferred nontobacco risk classification. Illustrated policy values would be lower if the assumed insured did not qualify as a nontobacco risk.

Death benefit: The death benefit illustrated is Option 1, a level death benefit. If Option 2 were selected, illustrated policy values would be lower and the death benefit would be greater than what is illustrated.

Premiums: The illustrations for VUL IV assume that a premium of $4,000 is paid in full at the beginning of each policy year. The illustrations for VUL IV - ES assume that a premium of $25,000 is paid in full at the beginning of each policy year. Results would differ if:

o  Premiums were not paid in full at the beginning of each policy year;

o  Premium amounts paid were different.

Loans and partial surrenders: The policy values illustrated assume no loans or partial surrenders are taken. If loans or partial surrenders were taken, illustrated policy values would be lower.

--------------------------------------------------------------------------------

VUL IV
Illustration
Initial specified amount $300,000                      Male -- age 35                               Current costs assumed
Death benefit Option 1                              preferred nontobacco                            Annual premium $4,000
        Premium(1)
        accumulated           Death benefit                        Policy value                      Cash surrender value
End of  with annual    assuming hypothetical gross          assuming hypothetical gross           assuming hypothetical gross
policy   interest      annual investment return of          annual investment return of           annual investment return of
year       at 5%        0%         6%         12%             0%         6%         12%             0%         6%         12%
   1 $    4,200    $300,000   $300,000 $   300,000        $ 3,251   $  3,463 $     3,676       $   548   $    760  $       973
   2      8,610     300,000    300,000     300,000          6,433      7,062       7,717         3,730      4,359        5,014
   3     13,241     300,000    300,000     300,000          9,539     10,793      12,152         6,836      8,090        9,449
   4     18,103     300,000    300,000     300,000         12,563     14,654      17,011         9,860     11,951       14,308
   5     23,208     300,000    300,000     300,000         15,523     18,667      22,357        12,820     15,964       19,654
   6     28,568     300,000    300,000     300,000         18,405     22,824      28,223        16,242     20,662       26,060
   7     34,196     300,000    300,000     300,000         21,226     27,147      34,679        19,604     25,525       33,057
   8     40,106     300,000    300,000     300,000         23,972     31,627      41,770        22,890     30,546       40,689
   9     46,312     300,000    300,000     300,000         26,676     36,303      49,594        26,135     35,763       49,054
  10     52,827     300,000    300,000     300,000         29,323     41,169      58,210        29,323     41,169       58,210
  15     90,630     300,000    300,000     300,000         42,635     70,046     118,648        42,635     70,046      118,648
  20    138,877     300,000    300,000     342,669         54,029    105,345     218,260        54,029    105,345      218,260
  25    200,454     300,000    300,000     513,604         62,759    148,896     383,287        62,759    148,896      383,287
  30    279,043     300,000    300,000     797,937         68,190    203,074     654,047        68,190    203,074      654,047
  35    379,345     300,000    315,214   1,271,775         67,834    271,736   1,096,358        67,834    271,736    1,096,358
  40    507,359     300,000    383,321   1,948,089         57,385    358,243   1,820,644        57,385    358,243    1,820,644
  45    670,741     300,000    489,749   3,163,860         26,627    466,428   3,013,200        26,627    466,428    3,013,200
  50    879,262     300,000    626,636   5,183,890             --    596,796   4,937,038            --    596,796    4,937,038
  55  1,145,393     300,000    787,727   8,393,308             --    750,216   7,993,626            --    750,216    7,993,626
  60  1,485,052     300,000    951,351  13,116,403             --    941,932  12,986,537            --    941,932   12,986,537

(1) This information is for comparative purposes only. There is no such option under your policy.

The above hypothetical investment results are illustrative only and you should not consider them to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy value and cash surrender value would be different from those shown if returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. We cannot represent that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

--------------------------------------------------------------------------------

VUL IV - ES
Illustration
Initial specified amount $2,000,000                    Male -- age 40                               Current costs assumed
Death benefit Option 1                              preferred nontobacco                           Annual premium $25,000
        Premium(1)
        accumulated           Death benefit                        Policy value                      Cash surrender value
End of  with annual    assuming hypothetical gross          assuming hypothetical gross           assuming hypothetical gross
policy   interest      annual investment return of          annual investment return of           annual investment return of
year       at 5%        0%         6%         12%             0%         6%         12%             0%         6%         12%
   1 $   26,250  $2,000,000 $2,000,000 $ 2,000,000       $ 20,350 $   21,680 $    23,012      $     -- $      840  $     2,172
   2     53,813   2,000,000  2,000,000   2,000,000         40,149     44,082      48,179        19,309     23,242       27,339
   3     82,753   2,000,000  2,000,000   2,000,000         59,412     67,241      75,724        38,572     46,401       54,884
   4    113,141   2,000,000  2,000,000   2,000,000         78,207     91,249     105,956        57,367     70,409       85,116
   5    145,048   2,000,000  2,000,000   2,000,000         96,489    116,088     139,091        75,649     95,248      118,251
   6    178,550   2,000,000  2,000,000   2,000,000        114,216    141,741     175,377        97,544    125,069      158,705
   7    213,728   2,000,000  2,000,000   2,000,000        131,346    168,192     215,086       118,842    155,688      202,582
   8    250,664   2,000,000  2,000,000   2,000,000        148,005    195,593     258,692       139,669    187,257      250,356
   9    289,447   2,000,000  2,000,000   2,000,000        164,257    224,043     306,656       160,089    219,875      302,488
  10    330,170   2,000,000  2,000,000   2,000,000        180,114    253,592     359,431       180,114    253,592      359,431
  15    566,437   2,000,000  2,000,000   2,000,000        259,427    429,643     732,407       259,427    429,643      732,407
  20    867,981   2,000,000  2,000,000   2,000,000        322,392    641,433   1,349,158       322,392    641,433    1,349,158
  25  1,252,836   2,000,000  2,000,000   2,908,362        361,074    896,535   2,383,904       361,074    896,535    2,383,904
  30  1,744,020   2,000,000  2,000,000   4,739,060        362,690  1,205,082   4,085,396       362,690  1,205,082    4,085,396
  35  2,370,908   2,000,000  2,000,000   7,368,463        298,603  1,589,430   6,886,414       298,603  1,589,430    6,886,414
  40  3,170,994   2,000,000  2,207,436  12,097,403        107,251  2,102,320  11,521,336       107,251  2,102,320   11,521,336
  45  4,192,129   2,000,000  2,880,855  20,001,181             --  2,743,672  19,048,744            --  2,743,672   19,048,744
  50  5,495,385   2,000,000  3,682,197  32,651,475             --  3,506,854  31,096,643            --  3,506,854   31,096,643
  55  7,158,706   2,000,000  4,507,045  51,369,094             --  4,462,420  50,860,489            --  4,462,420   50,860,489
  60  9,281,573   2,000,000  5,750,988  84,713,741             --  5,750,988  84,713,741            --  5,750,988   84,713,741

(1) This information is for comparative purposes only. There is no such option under your policy.

The above hypothetical investment results are illustrative only and you should not consider them to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy value and cash surrender value would be different from those shown if returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. We cannot represent that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

--------------------------------------------------------------------------------

VUL IV
Illustration
Initial specified amount $300,000                      Male -- age 35                            Guaranteed costs assumed
Death benefit Option 1                              preferred nontobacco                            Annual premium $4,000
        Premium(1)
        accumulated           Death benefit                        Policy value                      Cash surrender value
End of  with annual    assuming hypothetical gross          assuming hypothetical gross           assuming hypothetical gross
policy   interest      annual investment return of          annual investment return of           annual investment return of
year       at 5%        0%         6%         12%             0%         6%         12%             0%         6%         12%
   1 $    4,200    $300,000   $300,000  $  300,000       $  3,135   $  3,344 $     3,553       $   432   $    641   $      850
   2      8,610     300,000    300,000     300,000          6,187      6,801       7,441         3,484      4,098        4,738
   3     13,241     300,000    300,000     300,000          9,148     10,367      11,688         6,445      7,664        8,985
   4     18,103     300,000    300,000     300,000         12,014     14,039      16,325         9,311     11,336       13,622
   5     23,208     300,000    300,000     300,000         14,794     17,832      21,401        12,091     15,129       18,698
   6     28,568     300,000    300,000     300,000         17,474     21,734      26,944        15,312     19,571       24,782
   7     34,196     300,000    300,000     300,000         20,058     25,751      33,006        18,436     24,129       31,384
   8     40,106     300,000    300,000     300,000         22,547     29,890      39,641        21,466     28,809       38,560
   9     46,312     300,000    300,000     300,000         24,936     34,149      46,904        24,396     33,609       46,363
  10     52,827     300,000    300,000     300,000         27,220     38,528      54,853        27,220     38,528       54,853
  15     90,630     300,000    300,000     300,000         36,964     62,289     107,674        36,964     62,289      107,674
  20    138,877     300,000    300,000     302,074         43,261     89,127     192,404        43,261     89,127      192,404
  25    200,454     300,000    300,000     439,745         44,421    118,667     328,168        44,421    118,667      328,168
  30    279,043     300,000    300,000     661,486         37,398    150,541     542,201        37,398    150,541      542,201
  35    379,345     300,000    300,000   1,017,237         15,572    184,394     876,929        15,572    184,394      876,929
  40    507,359     300,000    300,000   1,502,015             --    221,329   1,403,753            --    221,329    1,403,753
  45    670,741     300,000    300,000   2,356,896             --    267,279   2,244,663            --    267,279    2,244,663
  50    879,262     300,000    351,586   3,711,627             --    334,844   3,534,883            --    334,844    3,534,883
  55  1,145,393     300,000    429,469   5,729,316             --    409,018   5,456,492            --    409,018    5,456,492
  60  1,485,052     300,000    504,690   8,571,068             --    499,693   8,486,206            --    499,693    8,486,206

(1) This information is for comparative purposes only. There is no such option under your policy.

The above hypothetical investment results are illustrative only and you should not consider them to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy value and cash surrender value would be different from those shown if returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. We cannot represent that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


--------------------------------------------------------------------------------

VUL IV - ES
Illustration
Initial specified amount $2,000,000                    Male -- age 40                            Guaranteed costs assumed
Death benefit Option 1                              preferred nontobacco                           Annual premium $25,000
        Premium(1)
        accumulated           Death benefit                        Policy value                      Cash surrender value
End of  with annual    assuming hypothetical gross          assuming hypothetical gross           assuming hypothetical gross
policy   interest      annual investment return of          annual investment return of           annual investment return of
year       at 5%        0%         6%         12%             0%         6%         12%             0%         6%         12%
   1 $   26,250  $2,000,000 $2,000,000 $ 2,000,000       $ 18,563   $ 19,835 $    21,110      $     --   $     --  $       270
   2     53,813   2,000,000  2,000,000   2,000,000         36,449     40,153      44,016        15,609     19,313       23,176
   3     82,753   2,000,000  2,000,000   2,000,000         53,678     60,982      68,911        32,838     40,142       48,071
   4    113,141   2,000,000  2,000,000   2,000,000         70,208     82,294      95,950        49,368     61,454       75,110
   5    145,048   2,000,000  2,000,000   2,000,000         86,004    104,059     125,307        65,164     83,219      104,467
   6    178,550   2,000,000  2,000,000   2,000,000        101,028    126,252     157,178        84,356    109,580      140,506
   7    213,728   2,000,000  2,000,000   2,000,000        115,301    148,903     191,843       102,797    136,399      179,339
   8    250,664   2,000,000  2,000,000   2,000,000        128,788    171,989     229,555       120,452    163,653      221,219
   9    289,447   2,000,000  2,000,000   2,000,000        141,456    195,487     270,601       137,288    191,319      266,433
  10    330,170   2,000,000  2,000,000   2,000,000        153,269    219,378     315,308       153,269    219,378      315,308
  15    566,437   2,000,000  2,000,000   2,000,000        196,401    342,095     606,419       196,401    342,095      606,419
  20    867,981   2,000,000  2,000,000   2,000,000        203,473    462,247   1,061,169       203,473    462,247    1,061,169
  25  1,252,836   2,000,000  2,000,000   2,201,959        152,995    562,465   1,804,885       152,995    562,465    1,804,885
  30  1,744,020   2,000,000  2,000,000   3,472,851             --    606,130   2,993,837            --    606,130    2,993,837
  35  2,370,908   2,000,000  2,000,000   5,205,695             --    512,072   4,865,135            --    512,072    4,865,135
  40  3,170,994   2,000,000  2,000,000   8,243,726             --     44,241   7,851,168            --     44,241    7,851,168
  45  4,192,129   2,000,000  2,000,000  13,055,968             --         --  12,434,255            --         --   12,434,255
  50  5,495,385   2,000,000  2,000,000  20,225,810             --         --  19,262,676            --         --   19,262,676
  55  7,158,706   2,000,000  2,000,000  30,328,044             --         --  30,027,766            --         --   30,027,766
  60  9,281,573   2,000,000  2,000,000  48,518,934             --         --  48,518,934            --         --   48,518,934

(1) This information is for comparative purposes only. There is no such option under your policy.

The above hypothetical investment results are illustrative only and you should not consider them to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy value and cash surrender value would be different from those shown if returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. We cannot represent that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

--------------------------------------------------------------------------------
                                      -9-

                            PART C: OTHER INFORMATION

Item 27. Exhibits - Except as noted below, all required exhibits have been previously filed and are incorporated by reference from prior Registration Statements of the Depositor.

(a)(1) Resolution of Board of Directors of IDS Life Insurance Company establishing the Trust, adopted May 9, 1985, filed as Exhibit 1(a) to Post-Effective Amendment No. 12, File No. 33-11165 is incorporated herein by reference.

(a)(2) Resolution of Board of Directors of IDS Life Insurance Company reconstituting the Trust, adopted October 16, 1985, filed electronically as Exhibit 1(b) to Post-Effective Amendment No. 12, File No. 33-11165 is incorporated herein by reference.

(a)(3) Board Resolution for establishment of 41 subaccounts dated April 25, 2000 filed electronically as Exhibit 8(a) to Registrant's Post-Effective Amendment No. 1, File No. 333-69777 and is incorporated herein by reference.

(a)(4) Board Resolution for establishment of subaccount FND, to invest in shares of AXP(SM) Variable Portfolio - New Dimensions Fund dated October 29, 1999 filed electronically as Exhibit 8(b) to Registrant's Post-Effective Amendment No. 1 File No. 333-69777 and is incorporated herein by reference.

(b)      Not applicable.

(c)(1) Form of Division of Vice President's Employment Agreement dated November 1991, filed electronically as Exhibit 3(b)(1) to Post Effective Amendment No. 13, File No. 33-11165 is incorporated herein by reference.

(c)(2) Form of District Manager's Rider to IDS Life Insurance Company, Personal Financial Planner's Agreement dated November 1986, filed electronically as Exhibit 3(b)2 to Post-Effective Amendment No. 33-11165 is incorporated herein by reference.

(c)(3) Form of Personal Financial Planner's Agreement dated November 1986, filed electronically as Exhibit 3(b)(3) to Post Effective No. 13, File No. 33-11165 is incorporated herein by reference.

(d)(1) Flexible Premium Variable Life Insurance Policy (SPVL) filed with the Original Registration Statement (File No. 33-11165) on or about December 31, 1986 is incorporated herein by reference.

(d)(2) Flexible Premium Variable Life Insurance Policy (VUL-3) filed electronically as Exhibit 1.A. (5)(b) to Registrant's Form S-6 with Pre-Effective Amendment No. 1 (File No. 333-69777) is incorporated herein by reference.

(d)(3) Copy of Endorsement to the Flexible Premium Variable Life Insurance Policy (VUL IV/VUL IV - ES) filed electronically as Exhibit 1.A. (5)(c) to Registrant's Form S-6 with Post-Effective Amendment No. 5 (File No. 333-69777) on or about October 4, 2002 is herein incorporated by reference.

(d)(4)   Copy of Base Insured Rider (Term Insurance) filed electronically as
         Exhibit 1.A. (12) to Registrant's Form S-6 with Post-Effective Amendment No. 5 (File No. 333-69777) on or about October 4, 2002 is herein incorporated by reference.

(d)(5) Copy of Waiver of Monthly Deduction Rider for Total Disability filed electronically as Exhibit (d)(5) to Post-Effective Amendment No. 14 to Registration Statement No. 333-69777 and is incorporated herein by reference.

(d)(6) Copy of Waiver of Premium Rider for Total Disability filed electronically as Exhibit (d)(6) to Post-Effective Amendment No. 14 to Registration Statement No. 333-69777 and is incorporated herein by reference.

(e)(1) Form of Application for the Flexible Premium Variable Life Insurance Policy filed electronically as Exhibit 1.A. (10) to Registrant's Form S-6, Pre-Effective Amendment No. 1, File No. 333-69777 is incorporated herein by reference.

(f)(1) Certificate of Incorporation of IDS Life Insurance Company, dated July 23, 1957, filed electronically as Exhibit 1.A. (6)(a) to Post-Effective Amendment No. 12, File No. 33-11165 and is incorporated herein by reference.

(f)(2) Amended By-Laws of IDS Life Insurance Company, filed electronically to Post-Effective Amendment No. 12, File No. 33-11165 and is incorporated herein by reference.

(f)(3) Copy of Amended and Restated By-laws of IDS Life Insurance Company, filed electronically as Exhibit 6.2 to Post-Effective Amendment No. 13 to Registration Statement No. 33-47302, is incorporated herein by reference.

(h)(1) Copy of Participation Agreement between IDS Life Insurance Company and AIM Variable Insurance Funds, Inc. and AIM Distributors, Inc., dated March 4, 1996, filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

(h)(2) Copy of Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and IDS Life Insurance Company on behalf of itself and its Separate Accounts, dated Oct. 7, 1996, filed electronically as Exhibit 8.1(b) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(3) Copy of Participation Agreement between IDS Life Insurance Company and TCI Portfolios, Inc., dated April 24, 1996, filed electronically as
         Exhibit 8.5 to Post-Effective Amendment No. 2 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(4) Copy of Participation Agreement by and among Calvert Variable Series, Inc. and Calvert Asset Management Co. and Calvert Distributors Inc. and IDS Life Insurance Company on behalf of itself and its Separate Accounts, dated April 14, 2000, filed electronically as Exhibit 8.7 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(5) Copy of Participation Agreement between IDS Life Insurance Company and Warburg Pincus Trust and Warburg Pincus Counsellors, Inc. and Counsellors Securities Inc., dated March 1, 1996, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

(h)(6) Copy of Participation Agreement by and between Evergreen Variable Annuity Trust and IDS Life Insurance Company, dated August 13, 2001 filed as Exhibit 8.5(a) to Post-Effective Amendment No. 10 to Registration No. 333-79311 is incorporated herein by reference.

(h)(7) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and IDS Life Insurance Company, dated September 1, 1999, filed electronically as Exhibit 8.8(a) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(8) Copy of Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and IDS Life Insurance Company, dated September 1, 1999, filed electronically as Exhibit 8.8(a) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(9) Copy of Participation Agreement dated October 1, 2002 among Variable Insurance Products Funds, Fidelity Distributors Corporation and IDS Life Insurance Company filed electronically as Exhibit (h)(9) to Post-Effective Amendment No. 11 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(10) Copy of Participation Agreement between IDS Life Insurance Company and Templeton Variable Products Series Fund and Franklin Templeton Distributors, Inc., dated March 1, 1996, filed electronically as
         Exhibit 8.2 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

(h)(11) Copy of Participation Agreement by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and IDS Life Insurance Company, dated September 1, 1999, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(12) Copy of Participation Agreement between IDS Life Insurance Company and INVESCO Distributors, Inc. dated August 13, 2001 filed as Exhibit 8.9 to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(13) Copy of Participation Agreement between Janus Aspen Series and IDS Life Insurance Company, dated April 21, 2000, filed electronically as
         Exhibit 8.10 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(14) Copy of Participation Agreement by and among IDS Life Insurance Company, Lazard Retirement Series, Inc., dated Sept.1, 1999, filed electronically as Exhibit 8.11 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(15) Copy of Participation Agreement among MFS Variable Insurance Trust, IDS Life Insurance Company and Massachusetts Financial Services Company, dated March 1, 2000, filed electronically as Exhibit 8.12 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(16) Copy of Participation Agreement among Pioneer Variable Contracts Trust, IDS Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. dated August 13, 2001 filed as Exhibit 8.13(a) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(17) Copy of Participation Agreement between IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated March 1, 1996, filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

(h)(18) Copy of Participation Agreement by and among IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated October 7, 1996, filed electronically as Exhibit 8.12(c) to Post-Effective Amendment No. 3 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(19) Copy of Participation Agreement by and among IDS Life Insurance Company and Strong Investments Inc. dated August 13, 2001 filed as Exhibit
         8.16 to Post-Effective Amendment No. 10 to Registration Statement
         No. 333-79311 is incorporated herein by reference.

(h)(20) Copy of Participation Agreement by and among Wanger Advisors Trust and Liberty Wanger Asset Management, L.P. and IDS Life Insurance Company, dated August 30, 1999, filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(21) Copy of Participation Agreement among IDS Life Insurance Company, American Express Financial Advisors Inc., Alliance Capital Management L.P. and Alliance Fund Distributors, Inc., dated March 1, 2000, filed electronically as Exhibit 8.15 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-83456 filed on or about May 28, 2002 is incorporated herein by reference.

(h)(22) Copy of Participation Agreement by and among Wells Fargo Variable Trust and IDS Life Insurance Company and Stephens Inc. dated May 1, 2000 filed as Exhibit 8.18(a) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

(i)      Not applicable

(j)      Not applicable

(k)      Consent and Opinion of Counsel is filed electronically herewith.

(l)      Actuarial Consent and Opinion of Mark Gorham, F.S.A., M.A.A.A.,
         Vice President, Insurance Product Development is filed electronically herewith.

(m)(1) Calculations of Illustrations for VUL IV/VUL IV-Estate Series filed electronically as Exhibit (m)(1) to Registrant's Form N-6 with Post-Effective Amendment No. 16 to Registration Statement No. 333-69777 and is incorporated by reference.

(m)(2) Calculations of Illustrations for VUL III filed electronically as Exhibit (m)(2) to Registrant's Form N-6 with Post-Effective Amendment No. 16 to Registration Statement No. 333-69777 and is incorporated by reference.

(m)(3) Calculations of Illustrations for VUL IV/VUL IV-Estate Series 2005 Revisions to be filed by amendment.

(n)(1) Consent of Independent Registered Public Accounting Firm for VUL III filed electronically as Exhibit (n)(1) to Registrant's Form N-6 with Post-Effective Amendment No. 16 to Registration Statement No. 333-69777 and is incorporated by reference.

(n)(2) Consent of Independent Registered Public Accounting Firm for VUL IV/VUL IV-ES to be filed by amendment.

(o)      Not applicable.

(p)      Not applicable.

(q)(1) IDS Life Insurance Company's Description of Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies filed electronically as Exhibit 1.A. (11) to Registrant's Form S-6 with Pre-Effective Amendment No. 1, File No. 333-69777 is incorporated herein by reference.

(r)(1) Power of Attorney to sign amendments to this Registration Statement dated April 13, 2005 filed electronically as Exhibit (r)(1) to Registrant's Form N-6 with Post Effective Amendment No. 16 to Registration Statement No. 333-69777 and is incorporated by reference.

(r)(2) Power of Attorney to sign amendments to this Registration Statement dated July 7, 2004 filed electronically as Exhibit (r)(2) to Registrant's Form N-6 with Post-Effective Amendment No. 13 to Registration Statement No. 333-69777 and is incorporated herein by reference.

(r)(3) Power of Attorney to sign amendments to this Registration Statement dated June 7, 2005 filed electronically as Exhibit (r)(3) to Registrant's Form N-6 with Post-Effective Amendment No. 17 to Registration Statement No. 333-69777 and is incorporated by reference.


Item 27. Directors and Officers of the Depositor (IDS Life Insurance Company)

Name                    Principal Business Address*    Position and Offices with Depositor
------------------------------------------------------ ----------------------------------------

Gumer C. Alvero                                        Director and Executive Vice President
                                                       - Annuities

Timothy V. Bechtold                                    Director and President

Arthur H. Berman                                       Director

Walter S. Berman                                       Vice President and Treasurer

Lorraine R. Hart                                       Vice President - Investments

Paul R. Johnston                                       Assistant General Counsel and Secretary

Michelle M. Keeley                                     Vice President - Investments

Eric L. Marhoun                                        General Counsel

Jeryl A. Millner                                       Executive Vice President - Finance

Thomas W. Murphy                                       Vice President - Investments

Roger Natarajan                                        Director

Scott R. Plummer                                       38a-1 Chief Compliance Officer

Mark E. Schwarzmann                                    Director, Chairman of the Board
                                                       and Chief Executive Officer


Heather M. Somers                                      Assistant General Counsel

Bridget M. Sperl                                       Executive Vice President - Client
                                                       Service

David K. Stewart                                       Vice President and Controller

Beth E. Weimer                                         Chief Compliance Officer

* Unless otherwise noted, the business address is 70100 AXP Financial Center, Minneapolis, MN 55474.

Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant

The following list includes the names of major subsidiaries of American Express  Company.

Name of Subsidiary                                                                      Incorporation
I. Travel Related Services

     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Income                                                            Delaware
     Advisory Capital Partners LLC                                                      Delaware
     Advisory Capital Strategies Group Inc.                                             Minnesota
     Advisory Convertible Arbitage, LLC                                                 Delaware
     Advisory Credit Opportunities GP LLC                                               Delaware
     Advisory European (General Partner) LLC                                            George Town
     Advisory Quantitive Equity (General Partner) LLC                                   Delaware
     Advisory Select LLC                                                                Delaware
     AEXP Affordable Housing LLC                                                        Delaware
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Enterprise REO 1, LLC                                                     Minnesota
     American Express Asset Management (Australia)                                      NSW Australia
     American Express Asset Management Company S.A.                                     Luxembourg
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Certificate Company                                               Delaware
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Alabama Inc.                                  Alabama
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Maryland Inc.                                 Maryland
     American Express Insurance Agency of Massachusetts Inc.                            Massachusetts
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of New Mexico Inc.                               New Mexico
     American Express Insurance Agency of Oklahoma Inc.                                 Oklahoma
     American Express Insurance Agency of Texas Inc.                                    Texas
     American Express Insurance Agency of Wyoming Inc.                                  Wyoming
     American Express International Deposit Corporation                                 Cayman Island
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Property Casualty Insurance Agency                                Wisconsin
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     AMEX Assurance Company                                                             Illinois
     Attica Asset Management Ltd.                                                       United Kingdom
     Boston Equity General Partner LLC                                                  Delaware
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Utah, Inc.                                                 Utah
     IDS Life Insurance Company                                                         Minnesota
     IDS REO1, LLC                                                                      Minnesota
     IDS REO2, LLC                                                                      Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Realty Corporation                                                             Minnesota
     Investors Syndicate Development Corporation - NV                                   Nevada
     Kenwood Capital Management LLC                                                     Delaware
     Northwinds Marketing Group, LLC                                                    Delaware
     Realty Assets, Inc.                                                                Nebraska
     Securities America Financial Corporation                                           Nebraska
     Securities America Inc.                                                            Delaware
     Securities America Advisors, Inc.                                                  Nebraska
     Threadneedle International Limited                                                 England and Wales

Item 29. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30  Principal Underwriter (IDS Life Insurance Company)

(a) IDS Life is the principal underwriter, depositor or sponsor for IDS Life Variable Annuity Fund A, IDS Life Variable Annuity Fund B, IDS Life Account MGA, IDS Life Account SBS, IDS Life Accounts F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ and TZ, IDS Life Variable Account 10, IDS Life Variable Life Separate Account and IDS Life Variable Account for Smith Barney.

(b)  As to each director, officer, or partner of the principal underwriter:

     Name and Principal Business Address*  Position and Offices with Underwriter
     ------------------------------------  -------------------------------------
     Gumer C. Alvero                       Director and Executive
                                           Vice President - Annuities

     Timothy V. Bechtold                   Director and President

     Arthur H. Berman                      Director

     Walter S. Berman                      Vice President and Treasurer

     Lorraine R. Hart                      Vice President - Investments

     Paul R. Johnston                      Assistant General Counsel and
                                           Secretary

     Michelle M. Keeley                    Vice President - Investments

     Eric L. Marhoun                       General Counsel

     Jeryl A. Millner                      Executive Vice President - Finance

     Thomas W. Murphy                      Vice President - Investments

     B. Roger Natarajan                    Director

     Scott R. Plummer                      38a-1 Chief Compliance Officer

     Mark E. Schwarzmann                   Director, Chairman of the Board and
                                           Chief Executive Officer

     Heather M. Somers                     Assistant General Counsel

     Bridget M. Sperl                      Executive Vice President - Client
                                           Service

     David K. Stewart                      Vice President and Controller


     Beth E. Weimer                        Chief Compliance Officer

* Unless otherwise noted, the business address is 70100 AXP Financial Center, Minneapolis, MN 55474.

Item 31. Location of Accounts and Records

The accounts and records of the Registrant are located at the offices of the Depositor (IDS Life Insurance Company) at 70100 AXP Financial Center Minneapolis, Minnesota 55474.

Item 32. Management Services

Not Applicable.

Item 33. Fee Representation

The Depositor represents that the fees and charges deducted under the policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company, on behalf of the Registrant, has duly caused this Registration Statement to be signed on behalf of the Registrant by the undersigned, thereunto duly authorized, in the City of Minneapolis, and State of Minnesota on the 30th day of June, 2005.

                     IDS Life Variable Life Separate Account
                                  (Registrant)

                         By: IDS Life Insurance Company
                                   (Depositor)

                         By /s/  Timothy V. Bechtold*
                            ----------------------------------
                                 Timothy V. Bechtold
                                 President

As required by the Securities Act of 1933, Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 30th day of June, 2005.


/s/  Gumer C. Alvero*                         Director and Executive Vice
------------------------------------          President - Annuities
     Gumer C. Alvero

/s/  Timothy V. Bechtold*                     Director and President
------------------------------------
     Timothy V. Bechtold

/s/  Arthur H. Berman*                        Director
------------------------------------
     Arthur H. Berman

/s/  Jeryl A. Millner***                      Executive Vice President - Finance
------------------------------------          (Principal Financial Officer)
     Jeryl A. Millner

/s/  B. Roger Natarajan*                      Director
------------------------------------
     B. Roger Natarajan

/s/  Mark E. Schwarzmann*                     Chairman of the Board and
------------------------------------          Chief Executive Officer
     Mark E. Schwarzmann                      (Chief Executive Officer)

/s/  Bridget M. Sperl*                        Executive Vice President -
------------------------------------          Client Services
     Bridget M. Sperl

/s/  David K. Stewart**                       Vice President and Controller
------------------------------------          (Principal Accounting Officer)
     David K. Stewart

* Signed pursuant to Power of Attorney dated April 13, 2005 is filed electronically herewith as Exhibit (r)(1) to Registrant's Post-Effective Amendment No. 16 to Registration Statement No. 333-69777, by:

** Signed pursuant to Power of Attorney dated July 7, 2004 and filed electronically as Exhibit (r)(2) to Registrant's Post-Effective Amendment No. 13 and is incorporated herein by reference, by:

*** Signed pursuant to Power of Attorney dated June 7, 2005 filed electronically as Exhibit (r)(3) to Registrant's Post-Effective Amendment No. 17 and is incorporated herein by reference, by:


/s/ Mary Ellyn Minenko
----------------------
    Mary Ellyn Minenko
    Counsel

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 18 TO REGISTRATION STATEMENT NO. 333-69777

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

       The prospectuses for American Express Variable Universal Life III and American Express(R) Variable Universal Life IV/American Express(R) Variable Universal Life IV-Estate Series filed electronically as Part A to Post-Effective Amendment No. 16 to Registration Statement No. 333-69777 filed on or about April 28, 2005 are incorporated herein by reference.

       Supplement for:

          American Express(R) Variable Universal Life IV/
          American Express(R) Variable Universal Life IV-Estate Series

Part B.

       Combined Statement of Additional Information and Financial Statements for IDS Life Variable Life Separate Account filed electronically as Part B to Post-Effective Amendment No. 16 to Registration Statement No. 333-69777 filed on or about April 28, 2005 is incorporated herein by reference.

Part C.

     Other Information.

     The signatures.

     Exhibits